Collateralized Transactions Collateralized Transactions - Offsetting of Securities Financing Agreements (Details) - USD ($) $ in Thousands	Nov. 30, 2021	Nov. 30, 2020
Securities borrowing arrangements, Assets
Gross Amounts	$ 6,409,420	$ 6,934,762
Netting in Consolidated Statements of Financial Condition	0	0
Net Amounts in Consolidated Statements of Financial Condition	6,409,420	6,934,762
Additional amounts available for setoff	(271,475)	(395,342)
Available collateral	(1,528,206)	(1,706,046)
Net amount	4,609,739	4,833,374
Reverse repurchase agreements, Assets
Gross Amounts	15,215,785	11,939,773
Netting in Consolidated Statements of Financial Condition	(7,573,301)	(6,843,004)
Net Amounts in Consolidated Statements of Financial Condition	7,642,484	5,096,769
Additional amounts available for setoff	(540,312)	(412,327)
Available collateral	(7,048,823)	(4,578,560)
Net amount	53,349	105,882
Securities lending arrangements, Liabilities
Gross Amounts	1,525,721	1,810,748
Netting in Consolidated Statements of Financial Condition	0	0
Net Amounts in Consolidated Statements of Financial Condition	1,525,721	1,810,748
Additional amounts available for setoff	(271,475)	(395,342)
Available collateral	(1,213,563)	(1,397,550)
Net amount	40,683	17,856
Repurchase agreements, Liabilities
Gross Amounts	16,019,400	15,159,273
Netting in Consolidated Statements of Financial Condition	(7,573,301)	(6,843,004)
Net Amounts in Consolidated Statements of Financial Condition	8,446,099	8,316,269
Additional amounts available for setoff	(540,312)	(412,327)
Available collateral	(7,336,585)	(7,122,422)
Net amount	569,202	781,520
Securities borrowing agreement, subject to review	4,510,000	4,760,000
Securities borrowing agreement, collateral received, subject to review	4,350,000	4,620,000
Repurchase agreement, net amount, subject to review	765,000	720,000
Repurchase agreements, collateral pledged, subject to review	781,800	733,900
Obligation to return securities received as collateral, at fair value
Securities lending arrangements, Liabilities
Gross Amounts	7,289	7,517
Netting in Consolidated Statements of Financial Condition	0	0
Net Amounts in Consolidated Statements of Financial Condition	7,289	7,517
Additional amounts available for setoff	0	0
Available collateral	(7,289)	0
Net amount	0	7,517
Securities received as collateral, at fair value
Securities borrowing arrangements, Assets
Gross Amounts	7,289	7,517
Netting in Consolidated Statements of Financial Condition	0	0
Net Amounts in Consolidated Statements of Financial Condition	7,289	7,517
Additional amounts available for setoff	0	0
Available collateral	(7,289)	0
Net amount	$ 0	$ 7,517